Jody M. Walker
Attorney At Law
7841 South Garfield Way
Centennial, CO 80122
303-850-7637 telephone	jmwalker85@earthlink.net	303-482-2731 facsimile


December 1, 2008

Stephen G. Krikorian
United States Securities and Exchange Commission
Washington, D.C. 20549

Re:   Rocketinfo, Inc.
      Form 10-KSB for the year ended December 31, 2007
      Filed April 16, 2008
      File No. 000-26373

Dear Mr. Krikorian:

In response to your letter dated November 6, 2008, please note the following:

Form 10-KSB for the year ended December 31, 2007

Controls and Procedures
Management's Report on Internal Control over Financial Reporting
1. We note your references to "Advanced ID" as the reporting entity throughout your Management's Report on Internal Control over Financial Reporting. Please confirm, if true, that your management completed its assessment of internal control over financial reporting as of December 31, 2007 and amend your filing to provide a revised report.

Rocketinfo, Inc. confirms that its management completed its assessment of internal control over financial reporting as of December 31, 2007.

The filing has been amended to provide a revised report.

2. Please consider whether your failure to file your Management's Report on Internal Control over Financial Reporting impacts management's conclusions regarding the effectiveness of your disclosure controls and procedures as of December 31, 2007 and revise your disclosures as appropriate. That is, because disclosure controls and procedures include, "controls and procedures of an issuer that are designed to ensure that information required to be disclosed by the issuer in the reports that it files or submits under the Act is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms," you should consider the impact of including the report of "Advanced ID" in your filing on your effectiveness conclusion.

The disclosure regarding the effectiveness of the controls and procedures of Rocketinfo has been expanded to include:

Due to an error in the edgarization process, Rocketinfo was incorrectly identified as another entity in its Form 10-KSB filed on April 16, 2008. Management has implemented additional internal controls to ensure that similar misstatements in the reports that it files or submits under the Act do not occur.

Exhibits
3. Refer to Exhibit 31. We note that paragraph one of the certification required by Exchange Act Rule 13a-14(a) fails to identify the specific periodic report to which it applies. That is, the first paragraph should indicate that you have read "this Form 10-KSB of Rocketinfo, Inc." When amending your report for the comments above, include a new, corrected certification.

A corrected certification has been has been filed as an exhibit.

4. We note that both Exhibit 31 and Exhibit 32 contain two certifications each. When amending your report for the comments above, please file each certification as a separate exhibit.

Each certification has been filed as a separate exhibit.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you require further information or documentation.

Very truly yours,


/s/Jody M. Walker
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Jody M. Walker